SHORT-TERM BANK BORROWINGS - Pledged Assets (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Carrying values of pledged assets	$ 8,450,480	$ 7,572,422
Term Deposit as Collateral
Carrying values of pledged assets		728,014
Accounts receivable
Carrying values of pledged assets	2,028,624
Buildings, net
Carrying values of pledged assets	4,312,115	4,583,560
Land use rights, net
Carrying values of pledged assets	402,622	431,621
Machinery, net
Carrying values of pledged assets	98,210	154,795
Inventory
Carrying values of pledged assets	$ 1,608,909	$ 1,674,432